Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Core Alternative ETF | Core Alternative ETF Class
Prospectus [Line Items]
Annual Return [Percent]	(5.96%)	(11.39%)	2.98%	9.90%	3.53%	5.54%	4.87%